CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME
Net income for the year	R$ 7,536,983	R$ 11,479,552	R$ 15,558,938
Items that may be reclassified subsequently to profit or loss
Other comprehensive income from associates and joint ventures	176,214	(205,592)	225,507
Cumulative translation adjustment	(2,405,155)	(1,335,109)	1,275,767
Recycling of cumulative translation adjustment to net income		13,239	193,334
Unrealized Gains (Losses) on net investment hedge	247,924	488,146	(695,102)
Cash flow hedges
Unrealized Gains (Losses) on Financial Instruments, net of tax	783	(607)	1,907
Total items that may be reclassified subsequently to profit or loss	(1,980,234)	(1,039,923)	1,001,413
Items that will not be reclassified subsequently to profit or loss
Remeasurement of defined benefit pension plan, net of tax	96,570	245,853	252,532
Total items that will not be reclassified subsequently to profit or loss	96,570	245,853	252,532
Other comprehensive (loss) income, net of tax	(1,883,664)	(794,070)	1,253,945
Total comprehensive income for the year, net of tax	5,653,319	10,685,482	16,812,883
Total comprehensive income attributable to:
Owners of the parent	5,625,696	10,634,205	16,753,253
Non-controlling interests	27,623	51,277	59,630
Total comprehensive income for the year, net of tax	R$ 5,653,319	R$ 10,685,482	R$ 16,812,883